Consolidated Statement of Changes in Equity - CHF (SFr)		Total	Share capital	Additional paid-in capital	Treasury share reserve	Cumulative losses
Equity at beginning of period at Dec. 31, 2019		SFr 54,139,000	SFr 2,160,000	SFr 182,849,000		SFr (130,870,000)
Net result		(62,764,000)				(62,764,000)
Remeasurement of net pension liabilities	[1]	(1,514,000)				(1,514,000)
Exchange differences on translating foreign operations		(26,000)				(26,000)
Comprehensive income (loss)		(64,304,000)				(64,304,000)
Share-based compensation costs	[1]	2,932,000		2,932,000
Issuance of new shares, net of transaction costs	[2]	113,613,000	727,000	112,886,000
Exercise of stock options, net of transaction costs	[2]	840,000	28,000	812,000
Equity at end of period at Dec. 31, 2020		107,220,000	2,915,000	299,479,000		(195,174,000)
Net result		(63,785,000)				(63,785,000)
Remeasurement of net pension liabilities	[1]	8,012,000				8,012,000
Exchange differences on translating foreign operations		(3,000)				(3,000)
Comprehensive income (loss)		(55,776,000)				(55,776,000)
Share-based compensation costs	[1]	4,085,000		4,085,000
Issuance of new shares, net of transaction costs	[2]	51,493,000	300,000	51,193,000
Exercise of stock options, net of transaction costs	[2]	267,000	14,000	253,000
Equity at end of period at Dec. 31, 2021		107,289,000	3,229,000	355,010,000	SFr 0	(250,950,000)
Net result		117,853,000				117,853,000
Remeasurement of net pension liabilities	[1]	5,334,000				5,334,000
Exchange differences on translating foreign operations		(17,000)				(17,000)
Comprehensive income (loss)		123,170,000				123,170,000
Share-based compensation costs	[1]	5,088,000		5,088,000
Issuance of new shares, net of transaction costs	[2]	350,000	350,000
Issuance of treasury shares incl. transaction costs	[2]	(981,000)			(981,000)
Exercise of stock options, net of transaction costs	[2]	250,000	25,000	225,000
Equity at end of period at Dec. 31, 2022		SFr 235,166,000	SFr 3,604,471	SFr 360,323,000	SFr (981,000)	SFr (127,780,000)

[1]	See note 18
[2]	See note 12